Intangible Assets Other Than Goodwill (Details) (Shinyo Splendor, USD $) In Thousands, unless otherwise specified	May 06, 2014
Shinyo Splendor
Acquired Finite Lived Intangible Assets [Line Items]
Total sale proceeds	$ 20,020